Related Party Transactions (Details 1) - USD ($)	9 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Note Amount	$ 2,636,905	$ 914,321
Balance	2,933,020	$ 768,735
A. Rodriguez [Member]
Note Amount	$ 86,821
Issuance Date	Mar. 14, 2013
Balance	$ 86,821
A. Rodriguez [Member]
Note Amount	$ 15,000
Issuance Date	Jul. 22, 2013
Balance	$ 15,000
A. Rodriguez [Member]
Note Amount	$ 10,000
Issuance Date	Feb. 21, 2014
Balance	$ 10,000
TRA Capital [Member]
Note Amount	106,112
Balance	$ 106,112
Number of loans issuance date, description	3 loans
BNA Inv [Member]
Note Amount	$ 223,499
Balance	$ 223,499
Number of loans issuance date, description	6 loans
Morning View [Member]
Note Amount	$ 35,000
Issuance Date	Oct. 26, 2017
Balance
Brian Berg [Member]
Note Amount	$ 30,000
Issuance Date	Feb. 01, 2012
Balance	$ 25,000
Classic Bev [Member]
Note Amount	$ 73,473
Issuance Date	May 01, 2017
Balance	$ 82,673
Crown Bridge [Member]
Note Amount	$ 33,000
Issuance Date	Feb. 22, 2018
Balance	$ 7,996
JSJ Investments [Member]
Note Amount	$ 75,000
Issuance Date	Jul. 12, 2017
Balance	$ 55,000
PowerUp [Member]
Note Amount	$ 119,000
Issuance Date	Jul. 25, 2017
Balance	$ 130,919
Tiger Trout Capital [Member]
Note Amount	$ 80,000
Issuance Date	Aug. 08, 2018
Balance	$ 40,000
TCA Global fund [Member]
Note Amount	$ 1,750,000
Issuance Date	May 01, 2018
Balance	$ 1,750,000